SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Basis of Presentation
Maximum incremental balances of certificates of deposits held at other banks		$ 250,000
Minimum threshold loan balance criteria for individual impairment analysis		$ 250,000
White and Associates/First Citizens Insurance, LLC [Member]
Basis of Presentation
Percent of ownership accounted for using the equity method	50.00%	50.00%
First Citizens/White and Associates Insurance Company [Member]
Basis of Presentation
Percent of ownership accounted for using the equity method	50.00%	50.00%
First Citizens Properties, Inc. [Member] | Common Stock [Member]
Basis of Presentation
Percent of ownership in subsidiary	100.00%	100.00%
First Citizens Properties, Inc. [Member] | Preferred Stock [Member]
Basis of Presentation
Percent of ownership in subsidiary	60.00%	60.00%
Percentage of interest owned by directors, executive officers and certain employees and affiliates of the Bank	40.00%	40.00%